Income Taxes - Additional Information (Detail) - CAD CAD in Millions		12 Months Ended
	Nov. 04, 2015	Dec. 31, 2015	Dec. 31, 2016
Income Tax Expenses [Line Items]
Current income taxes / provision due from related parties		CAD 184	CAD 224
Current income taxes / provision due from other current assets		100	97
Payments in lieu of tax		2,600
Proceeds from issuance of common stock	CAD 2,600	2,600
Valuation allowance in respect of capital property		326	352
Income Taxes and Payments in Lieu [Member]
Income Tax Expenses [Line Items]
Current provision for PILs		2,600
Deferred recovery for PILs		2,798
Income Taxes and Payments in Lieu [Member] | CRA [Member]
Income Tax Expenses [Line Items]
Current income taxes / provision due from other current assets		1	13
Income Taxes and Payments in Lieu [Member] | OEFC [Member]
Income Tax Expenses [Line Items]
Current income taxes / provision due from related parties		CAD 12	CAD 6